Shareholder Report, Line Graph (Details) - USD ($)						5 Months Ended	8 Months Ended		10 Months Ended	12 Months Ended		17 Months Ended	20 Months Ended		22 Months Ended	24 Months Ended	29 Months Ended	32 Months Ended		34 Months Ended	36 Months Ended	41 Months Ended	44 Months Ended		48 Months Ended	53 Months Ended	56 Months Ended	60 Months Ended	65 Months Ended	68 Months Ended	72 Months Ended	77 Months Ended	80 Months Ended	84 Months Ended	89 Months Ended	92 Months Ended	96 Months Ended	101 Months Ended	104 Months Ended	108 Months Ended	120 Months Ended
	Jun. 22, 2022	Sep. 01, 2021	Dec. 06, 2016	Aug. 29, 2016	Apr. 30, 2015	Apr. 30, 2017	Apr. 30, 2022	Apr. 30, 2017	Apr. 30, 2023	Apr. 30, 2025	Apr. 30, 2016	Apr. 30, 2018	Apr. 30, 2023	Apr. 30, 2018	Apr. 30, 2024	Apr. 30, 2017	Apr. 30, 2019	Apr. 30, 2024	Apr. 30, 2019	Apr. 30, 2025	Apr. 30, 2018	Apr. 30, 2020	Apr. 30, 2025	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2021	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2022	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2024	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025
C000229440 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
C000229441 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (5.75%)
C000236389 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (4.25%)
C000236392 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
C000173915 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (5.75%)
C000173916 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										B with CDSC (declining over six years from 4% to 0%)
C000173917 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
C000119447 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (5.75%)
C000119448 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										B with CDSC (declining over six years from 4% to 0%)
C000119449 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
C000119440 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										B with CDSC (declining over six years from 4% to 0%)
C000119441 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
C000092196 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (5.75%)
C000092197 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										B with CDSC (declining over six years from 4% to 0%)
C000092198 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
C000119430 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (5.75%)
C000119424 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
C000119423 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										B with CDSC (declining over six years from 4% to 0%)
C000119439 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (5.75%)
C000119433 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
C000119432 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										B with CDSC (declining over six years from 4% to 0%)
C000119431 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (5.75%)
C000006829 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (5.75%)
C000006830 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										B with CDSC (declining over six years from 4% to 0%)
C000006831 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
C000006821 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										B with CDSC (declining over six years from 4% to 0%)
C000006820 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (5.75%)
C000006822 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
C000006793 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (4.25%)
C000006794 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										B with CDSC (declining over six years from 4% to 0%)
C000006795 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000			$ 10,000	$ 10,000			$ 9,883	$ 10,217		$ 10,272			$ 9,851	$ 10,067	$ 10,357			$ 10,373	$ 10,874	$ 10,324			$ 11,497	$ 10,870		$ 11,467	$ 12,049		$ 10,491	$ 12,017		$ 10,446	$ 10,994		$ 10,292	$ 10,947		$ 11,118	$ 10,786	$ 11,651
Standard And Poors 500 Stock Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Standard & Poor's 500 Stock Index
Accumulated Value		$ 10,000	$ 10,000	10,000	10,000	$ 10,897	$ 9,219	11,143		$ 10,000	10,121	$ 12,342	$ 9,464	12,621		11,934	$ 14,008	$ 11,609	14,324		13,517	$ 14,129	$ 13,014	14,448	15,341	$ 20,625	21,091	15,474	$ 20,669	21,136	22,589	$ 21,220	21,699	22,637	$ 26,029	26,616	23,240	$ 29,177	29,836	28,507	31,955
MFS Lifetime 2065 Fund Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MFS Lifetime 2065 Fund Blended Index
Accumulated Value		$ 10,000					$ 9,286						$ 9,493					$ 10,955					$ 12,251
MFS Lifetime 2060 Fund Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MFS Lifetime 2060 Fund Blended Index
Accumulated Value			$ 10,000			$ 10,894						$ 12,225					$ 13,082					$ 12,524				$ 17,690			$ 17,591			$ 17,983			$ 20,753			$ 23,209
MFS Lifetime 2055 Fund Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MFS Lifetime 2055 Fund Blended Index
Accumulated Value				10,000	10,000			10,886			9,744			12,216		11,053			13,072		12,404			12,515	13,273		17,677	12,707		17,578	17,949		17,970	17,848		20,737	18,246		23,191	21,056	23,548
MFS Lifetime 2045 Fund Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MFS Lifetime 2045 Fund Blended Index
Accumulated Value				10,000	10,000			10,886			9,744			12,216		11,053			13,072		12,404			12,515	13,273		17,660	12,707		17,545	17,932		17,911	17,815		20,545	18,186		22,930	20,861	23,283
MFS Lifetime 2035 Fund Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MFS Lifetime 2035 Fund Blended Index
Accumulated Value				10,000	10,000			10,792			9,809			11,956		11,018			12,841		12,206			12,658	13,109		16,943	12,923		16,632	17,297		16,874	16,979		18,733	17,227		20,739	19,124	21,172
MFS Lifetime 2025 Fund Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MFS Lifetime 2025 Fund Blended Index
Accumulated Value				10,000	10,000			10,471			10,002			11,141		10,838			11,930		11,532			12,509	12,349		14,512	12,949		13,795	15,022		13,858	14,280		14,496	14,345		15,849	15,005	16,406
MFS Lifetime 2050 Fund Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MFS Lifetime 2050 Fund Blended Index
Accumulated Value				10,000	10,000			10,886			9,744			12,216		11,053			13,072		12,404			12,515	13,273		17,677	12,707		17,578	17,949		17,970	17,848		20,738	18,246		23,192	21,056	23,548
MFS Lifetime 2040 Fund Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MFS Lifetime 2040 Fund Blended Index
Accumulated Value				10,000	10,000			10,867			9,743			12,151		11,031			13,018		12,334			12,633	13,214		17,383	12,824		17,182	17,645		17,505	17,441		19,885	17,769		22,135	20,185	22,469
MFS Lifetime 2030 Fund Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MFS Lifetime 2030 Fund Blended Index
Accumulated Value				10,000	10,000			10,864			9,876			11,656		10,964			12,522		11,962			12,738	12,850		15,885	13,072		15,343	16,301		15,486	15,745		16,630	15,892		18,284	17,066	18,763
MFS Lifetime Income Fund Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MFS Lifetime Income Fund Blended Index
Accumulated Value				$ 10,000	$ 10,000			$ 10,178			$ 10,177			$ 10,509		$ 10,648			$ 11,192		$ 10,994			$ 11,946	$ 11,708		$ 13,300	$ 12,497		$ 12,560	$ 13,913		$ 12,584	$ 13,139		$ 13,055	$ 13,164		$ 14,251	$ 13,658	$ 14,909